Related Party Transactions - Schedule of Transactions with Related Parties (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 USD ($)	Sep. 30, 2019 Contract
Related Party Transaction [Line Items]
Operating lease right-of-use assets	¥ 190,074		$ 27,190
Operating lease liability	199,352		28,517
Noncash lease expenses	54,808	$ 7,840
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Number of lease contracts				2
Operating lease right-of-use assets	258		37
Operating lease liability	207		$ 30
Noncash lease expenses	¥ 53	$ 8